REVENUE AND EXPENSES (Details 1) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	€ 105,330	€ 102,108
Spain [Member]
IfrsStatementLineItems [Line Items]
Total	44,017	44,130
Mexico [Member]
IfrsStatementLineItems [Line Items]
Total	53,837	49,187
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 7,476	€ 8,790